Fair value of Financial Instruments (As Restated)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value of Financial Instruments (As Restated)

Note 8. Fair Value of Financial Instruments

Recurring Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

			Significant other	Significant unobservable
		Quoted prices in active	observable inputs	inputs
As of March 31, 2025	Total	markets (Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$43,535	$43,535	$—	$—
Commercial paper	—	—	—	—
U.S. Treasuries	13,846	—	13,846	—
Total cash equivalents	57,381	43,535	13,846	—
Marketable securities:
Commercial paper	—	—	—	—
U.S. Treasuries	65,515	—	65,515	—
U.S. Government agency bonds	69,306	—	69,306	—
Corporate bonds	55,548	—	55,548	—
Total marketable securities	190,369	—	190,369	—
Total financial assets	$247,750	$43,535	$204,215	$—

Financial liabilities:
Contingent consideration (2)	6,991	—	—	6,991
Total financial liabilities	$6,991	$—	$—	$6,991

			Significant other	Significant unobservable
		Quoted prices in active	observable inputs	inputs
As of December 31, 2024	Total	markets (Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$44,426	$44,426	$—	$—
Total cash equivalents	44,426	44,426	—	—
Marketable securities:
Commercial paper	1,494	—	1,494	—
U.S. Treasuries	61,857	—	61,857	—
U.S. Government agency bonds	93,978	—	93,978	—
Corporate bonds	75,084	—	75,084	—
Total marketable securities	232,413	—	232,413	—
Total financial assets	$276,839	$44,426	$232,413	$—
(1)	Included in cash and cash equivalents on the Consolidated Balance Sheets.
(2)	Earnout 2 included in the acquisition of Emission (refer to Note 3 - Acquisitions) requires additional consideration to be paid to the selling shareholders based on the amount and timing of certain performance targets over a five year period ending December 31, 2029. Monte-Carlo simulations were used to determine the fair value, including the following significant unobservable inputs:
projected revenue, a risk adjusted discount rate, and revenue volatility. Increases or decreases in the inputs would have resulted in a higher or lower fair value measurement. The range of outcomes payable is zero to $50.0 million. The fair value of the contingent consideration is recorded in accrued expenses and other current liabilities and non-current portion of contingent consideration on the Consolidated Balance Sheets.

Cash equivalents and marketable securities classified as Level 2 financial assets are initially valued at their purchase price and subsequently valued at the end of each reporting period utilizing third party pricing services or other observable data. The pricing services utilize industry standard valuation methods, including both income and market-based approaches, and observable market inputs to determine the fair value. These observable market inputs include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids, offers, current spot rates, and other industry and economic events.

The following table presents the changes in the Company’s Level 3 financial instruments measured at fair value on a recurring basis:

Level 3 Liabilities
Balance as of December 31, 2024	$—
Acquisition of Emission - Earnout 2 (1)	6,612
Change in fair value of contingent consideration (2)	379
Balance as of March 31, 2025	$6,991
(1)	Refer to Note 3 - Acquisitions.
(2)

The change in fair value subsequent to the acquisition date was due to the passage of time and is recorded in change in fair value of contingent consideration on the Consolidated Statements of Operations.

Nonrecurring Fair Value Measurements

The Company has a non-marketable equity investment in a privately held entity. Since there is minimal market activity or other financial information available to determine the fair value of the shares held by Quanterix, this investment is considered a Level 3 financial asset.

Pursuant to ASC 321 - Investments - Equity Securities, the Company uses the measurement alternative for equity investments without readily determinable fair values and recognizes its equity investment at cost, less any impairment, adjusted for any observable price changes in orderly transactions. The shares received were valued at $0.8 million upon receipt, primarily using the third-party purchase price of similar interests. Changes in the inputs and assumptions used would have resulted in a higher or lower fair value measurement.

The Company’s non-marketable equity investment contains certain restrictions related to the sale or transfer of the securities. The restrictions are in place indefinitely and cannot lapse.

During the three months ended March 31, 2025, the Company did not record any fair value adjustments to its non-marketable equity investment. To date, the cumulative fair value adjustments have not been material. As of March 31, 2025 and December 31, 2024, the carrying value of the non-marketable equity investment was $0.8 million, and is recorded in other non-current assets on the Consolidated Balance Sheets. Refer to Note 17 - Variable Interest Entities for the Company’s evaluation of investments in other entities under the VIE guidance.

Other Fair Value Disclosures

During the three months ended March 31, 2025 and 2024, the Company did not transfer financial assets between levels of the fair value hierarchy. Additionally, there have been no changes to the valuation techniques for Level 2 or Level 3 financial assets.

Note 6. Fair Value of Financial Instruments

Recurring Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its financial assets that are measured at fair value on a recurring basis (in thousands):

				Significant
		Quoted prices in	Significant other	unobservable
		active markets	observable inputs	inputs
As of December 31, 2024	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$44,426	$44,426	$—	$—
Total cash equivalents	$44,426	$44,426	$—	$—
Marketable securities:
Commercial paper	$1,494	$—	$1,494	$—
U.S. Treasuries	61,857	—	61,857	—
U.S. Government agency bonds	93,978	—	93,978	—
Corporate bonds	75,084	—	75,084	—
Total marketable securities	232,413	—	232,413	—
Total financial assets	$276,839	$44,426	$232,413	$—

				Significant
		Quoted prices in	Significant other	unobservable
		active markets	observable inputs	inputs
As of December 31, 2023	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$155,367	$155,367	$—	$—
Commercial paper	1,996	—	1,996	—
U.S. Treasuries	4,897	—	4,897	—
Total cash equivalents	$162,260	$155,367	$6,893	$—
Marketable securities:
Commercial paper	$51,498	$—	$51,498	$—
U.S. Government agency bonds	28,398	—	28,398	—
Corporate bonds	67,006	—	67,006	—
Total marketable securities	146,902	—	146,902	—
Total financial assets	$309,162	$155,367	$153,795	$—
(1)	Included in cash and cash equivalents on the Consolidated Balance Sheets.

Cash equivalents and marketable securities classified as Level 2 financial assets are initially valued at their purchase price and subsequently valued at the end of each reporting period utilizing third party pricing services or other observable data. The pricing services utilize industry standard valuation methods, including both income and market-based approaches, and observable market inputs to determine the fair value. These observable market inputs include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids, offers, current spot rates, and other industry and economic events.

Nonrecurring Fair Value Measurements

In the second quarter of 2023, the Company received 1.0 million ordinary shares in UltraDx under the UltraDx Agreement (refer to Note 3 - Revenue and Related Matters). As UltraDx is a privately held entity, there is minimal market activity or other financial information available to determine the fair value of UltraDx’s shares and therefore this investment is considered a Level 3 financial asset.

Pursuant to ASC 321 - Investments - Equity Securities, the Company uses the measurement alternative for equity investments without readily determinable fair values and recognizes its equity investment in UltraDx at cost, less any impairment, and adjusted for any observable price changes in orderly transactions. The ordinary shares received were valued at $0.8 million upon receipt, primarily using the third-party purchase price of similar interests issued during UltraDx’s financing that closed in the second quarter of 2023. Changes in the inputs and assumptions used would have resulted in a higher or lower fair value measurement.

The Company’s non-marketable equity investment in UltraDx contains certain restrictions related to the sale or transfer of the securities. The restrictions are in place indefinitely and cannot lapse. No adjustment to the fair value was required as a result of adopting ASU 2022-03 on January 1, 2024.

During the year ended December 31, 2024, the Company did not record adjustments to the fair value of its non-marketable equity investment. To date, the cumulative fair value adjustments have not been material. As of both December 31, 2024 and December 31, 2023, the carrying value of the Company’s Level 3 financial asset was $0.8 million and is included in other non-current assets on the Consolidated Balance Sheets. Refer to Note 20 - Variable Interest Entities for the Company’s evaluation under the VIE guidance of investments in other entities.

Other Fair Value Disclosures

During the years ended December 31, 2024 and 2023, the Company did not transfer financial assets between levels of the fair value hierarchy. Additionally, there have been no changes to the valuation techniques for Level 2 or Level 3 financial assets.